STOCKHOLDERS' EQUITY (Details) - $ / shares		6 Months Ended
	Jan. 02, 2022	Jun. 30, 2023
Related Party Transactions [Abstract]
Grant date share price		$ 2.10
Grant date exercise price		$ 1.79
Expected term	3 years	6 months
Expected volatility	72.00%	103.40%
Risk-free rate		4.76%
Expected dividend rate		0.00%